SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX

AMERICA • ASIA PACIFIC • EUROPE

April 30, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Division of Investment Management

Re:	Amendment No. 100 to the Registration Statement
on Form N-1A of Master Investment Portfolio (the “Trust”) relating to
Total International ex U.S. Index Master Portfolio and Large Cap Index
Master Portfolio (the “Funds”)

Ladies and Gentlemen:

The Trust, on behalf of the Funds, hereby files via EDGAR one electronically signed copy of Amendment No. 100 under the Investment Company Act of 1940, as amended (the “1940 Act”), to its registration statement on Form N-1A (the “Amendment”). It is proposed that the Amendment become effective on April 30, 2018.

The Amendment is being filed to make certain non-material changes which the Funds deemed appropriate.

Please do not hesitate to contact me at (212) 839-8615 if you require additional information regarding the Trust’s registration statement.

Respectfully submitted,

/s/ Jesse C. Kean

Jesse C. Kean

cc:	Benjamin Archibald
John A. MacKinnon